Trade Accounts Payable (Details) - Schedule of Trade Accounts Payable - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Domestic:
Commodities	$ 1,357,070		$ 1,761,470		$ 1,761,470		$ 1,833,012
Materials and services	2,814,166		3,123,140		3,123,140		3,881,686
Finished products	4,431		38,061		38,061		13,773
Present value adjustment	(10,830)		(19,642)		(19,642)		(15,078)
Total domestic commodities	4,164,837		4,903,029		4,903,029		5,713,393
Foreign:
Commodities	1,855		31,354		31,354		36,602
Materials and services	328,504		320,691		320,691		192,280
Finished products	1,888		1,979		1,979		864
Total foreign commodities	332,247		354,024		354,024		229,746
Total trade accounts payable	4,497,084		5,257,053		5,257,053		5,943,139
Supply chain finance(1)
Domestic	932,311	[1]	940,344	[1]	940,344	[2]	574,280	[2]
Foreign	8,042	[1]	7,722	[1]	7,722	[2]	14,312	[2]
Total supply chain finance	940,353	[1]	948,066	[1]	948,066	[2]	588,592	[2]
Total	$ 5,437,437	[1]	$ 6,205,119	[1]	$ 6,205,119	[2]	$ 6,531,731	[2]

[1]	The Company and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.
[2]	The Group and its indirect subsidiary Seara Alimentos and JBS USA carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.